CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 25.64	$ 25.64
Common stock, shares authorized (in shares)	843,750,000	843,750,000	843,750,000	100,000	100,000
Common stock, shares, issued (in shares)	67,149,000	67,149,000	65,329,000	60,195	60,017
Common stock, shares, outstanding (in shares)	67,149,000	67,149,000	65,329,000	60,195	60,017